SHORT-TERM INVESTMENTS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short-term investments
SHORT-TERM INVESTMENTS
Investments, interest income	¥ 894	$ 140	¥ 5,712	¥ 8,687